Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)	Dec. 31, 2010 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 282,902		$ 277,335
Preferred stock no par value (in Euros)		€ 1
Preferred stock authorized	12,356,880	12,356,880
Preferred stock issued	3,957,919	3,957,919
Preferred stock outstanding	3,957,919	3,957,919
Common stock no par value (in Euros)		€ 1
Common stock authorized	373,436,220	373,436,220
Common stock issued	298,324,156	298,324,156
Common stock outstanding	298,324,156	298,324,156